CVC - SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jun. 20, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Continuing Operations:
Property and equipment accrued but unpaid	$ 91,036	$ 61,170		$ 171,604	$ 155,653
Notes payable to vendor	30,237	0		40,131	12,449
Capital lease obligations	656	0		9,385	0
Supplemental Data:
Cash interest paid				1,765,126	1,192,370
Income taxes paid, net	$ (1,027)	$ 1,553		$ 29,006	$ 1,538
Cablevision Systems Corporation And Subsidiaries
Continuing Operations:
Property and equipment accrued but unpaid			$ 68,356			$ 63,843
Notes payable to vendor						8,318
Capital lease obligations						19,987
Intangible asset obligations			290			1,121
Supplemental Data:
Cash interest paid			258,940			560,361
Income taxes paid, net			$ 7,082			3,849
Cablevision Systems Corporation And Subsidiaries | Restricted Stock
Continuing Operations:
Dividends payable on unvested restricted share awards						$ 3,517